Short-term investments (Tables)	12 Months Ended
Dec. 31, 2020
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Summary of Short-term investments classification
For the year ended December 31, 2019 there was no short-term investment balance. Short-term investments classification as of December 31, 2020 were shown as below:

	As of December 31, 2020
	Cost or Amortized cost		Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	RMB	USD					RMB	USD
Held-to-maturity debt investments	80,000	12,261	—	—	—	—	80,000	12,261